Leases (Future Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 175
2022	166
2023	4
Total undiscounted lease payments	345
Less: imputed interest	(40)
Present value of lease liabilities	305
Less: current obligations under leases	(146)	$ (250)
Long-term lease obligations	$ 159	$ 305